EXHIBIT 99.52

LINK TO PRIOR FILING

Verus Securitization Trust 2019-3, filed July 30, 2019.

•	https://www.sec.gov/Archives/edgar/data/0001781495/000114420419036656/0001144204-19-036656-index.html